Depreciation and Amortization - Schedule of Depreciation and Amortization (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, plant and equipment	CAD 594	CAD 565
Amortization of intangible assets	54	53
Asset removal costs	90	81
Amortization of regulatory assets	19	23
Total depreciation and amortization	CAD 757	CAD 722